Document And Entity Information	Sep. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	PACTIV EVERGREEN INC.
Entity Central Index Key	0001527508
Entity Emerging Growth Company	false
Securities Act File Number	001-39528
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1538656
Entity Address, Address Line One	1900 W. Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PTVE
Security Exchange Name	NASDAQ